UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Alpine Partners, L.P.
          100 Union Avenue
          Cresskill, NJ  07626

13F File Number:  28-5251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Todd J. Mason
Title:          Analyst
Phone:          201-871-0866
Signature, Place, and Date of Signing:

     Todd J. Mason     Cresskill, New Jersey     08/13/03

Report Type (Check only one.):
[ X ]          13F HOLDINGS REPORT.

[   ]          13F NOTICE.

[   ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     NONE

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:     $74,192

List of Other Included Managers:    NONE

                                                                                                              <
                                                                           FORM 13F INFO TABLE
                                                                  VALUE     SHARES /   SH PUT INV             VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT  PRN CALLDSC     SOLE    SNONE
AIRBORNE INC                     COM               009269-10-1         5010     239700SH      Sole      23970000
ARCH COAL                        PFD CV 5% PERP    039380-20-9         2904      43500SH      Sole       4350000
ACRES GAMING                     COM               004936-10-0          466      41400SH      Sole       4140000
ALLEN TELECOM INC                COM               018091-10-8         2457     148700SH      Sole      14870000
AMERICAN GREETINGS               NOTE 7.000% 7/1   026375-AJ-5          490     300000PRN     Sole      30000000
APACHE CORP                      COM               037411-10-5          462       7100SH      Sole        710000
AVIRON 5.25/08                   NOTE 5.250% 2/0   053762-AD-2          937     890000PRN     Sole      89000000
BARD C R INC                     COM               067383-10-9          984      13800SH      Sole       1380000
BIOGEN INC                       COM               090597-10-5         2991      78700SH      Sole       7870000
COOPER INDS INC                  CL A              G24182-10-0         1284      31100SH      Sole       3110000
CIRCUIT CITY STORES              COM               172737-10-8          850      96600SH      Sole       9660000
CONCORD EFS INC                  COM               206197-10-5         8125     552000SH      Sole      55200000
CHARTER FINANCIAL                COM               16122M-10-0          763      27000SH      Sole       2700000
COMPUTER HORIZONS                COM               205908-10-6          463     101900SH      Sole      10190000
COMCAST CORP CL A                CL A              20030N-10-1          416      13800SH      Sole       1380000
CLAYTON HOMES INC                COM               184190-10-6         5009     399100SH      Sole      39910000
DREYER ICE CREAM                 COM               261878-10-2          581       7400SH      Sole        740000
EOG RESOURCES INC.               COM               26875P-10-1          439      10500SH      Sole       1050000
FREEPORT-MCMORAN                 PFD CV 0.05SH     35671D-50-1          237       9830SH      Sole        983000
FLEMING CO INC. 5.25             NOTE 5.250% 3/1   339130-AR-7           35    1736000PRN     Sole     173600000
FORD CAP TRST II                 PFD TR CV6.5%     345395-20-6         2611      59515SH      Sole       5951500
GBC BANK CORP                    COM               361475-10-6          273       7100SH      Sole        710000
HISPANIC BROADCAST               CL A              43357B-10-4         3513     138050SH      Sole      13805000
INSIGNIA FINANCIAL               COM               45767A-10-5         1054      94900SH      Sole       9490000
J.D. EDWARDS                     COM               281667-10-5         6724     469200SH      Sole      46920000
LOEHMANNS HLDGS 11/0             COM               540411-50-1         3352     246080SH      Sole      24608000
LOUISIANA PLC CORP               COM               546347-10-5          209      19300SH      Sole       1930000
MERCURY INTERATIVE               COM               589405-10-9          266       6900SH      Sole        690000
INCO LTD 3.5/52                  SBCV 3.500%3/1    453258-AR-6         1400    1340000PRN     Sole     134000000
NVIDIA CORP                      COM               67066G-10-4          218       9500SH      Sole        950000
OAK TECHNOLOGY                   COM               671802-10-6         1971     317400SH      Sole      31740000
OMNICARE INC. PFD                PIERS             68214L-20-1         2015      37150SH      Sole       3715000
QUINTILES TRANS                  COM               748767-10-0         6854     483000SH      Sole      48300000
HOTEL INVESTORS                  COM               74955J-10-8          744      60400SH      Sole       6040000
RIBAPHARM INC.                   COM               762537-10-8          534      82800SH      Sole       8280000
ROCKWELL                         COM               773903-10-9          272      11400SH      Sole       1140000
SOVEREIGN BANCORP                COM               845905-10-8          438      28000SH      Sole       2800000
SPEECH WORK INTL                 COM               84764M-10-1          272      57860SH      Sole       5786000
TAUBMAN CTRS INC                 COM               876664-10-3         1399      73000SH      Sole       7300000
TEKELEC                          COM               879101-10-3          530     550000PRN     Sole      55000000
T-NETIX INC                      COM               872597-10-9           45      22300SH      Sole       2230000
TYCO INTL LTD NEW                COM               902124-10-6         1572      82800SH      Sole       8280000
UNISYS CORP                      COM               909214-10-8          398      32400SH      Sole       3240000
WHITMAN EDUCATION                COM               966524-10-0         1246      81200SH      Sole       8120000
XTO ENERGY INC                   COM               98385X-10-6          348      17300SH      Sole       1730000
ZIMMER HOLDINGS                  COM               98956P-10-2         1032      22900SH      Sole       2290000